Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 196,334
Deposits	[1]	952,333	$ 916,181
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		320,088	326,041
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,200	18,740
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		38,127	29,269
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		116,926	106,817
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 123	$ 156

[1]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $123 (2022 – $156) of non-interest bearing deposits.